FAIR VALUE MEASUREMENTS (Details) - EMPLOYEE RETIREMENT SAVINGS PLAN - Net asset value	12 Months Ended
Dec. 31, 2025
Stable value fund | General
FAIR VALUE MEASUREMENTS
Redemption notice	0 months
Stable value fund | Full redemption of the fund
FAIR VALUE MEASUREMENTS
Redemption notice	12 months
Common collective trusts | General
FAIR VALUE MEASUREMENTS
Redemption notice	0 months